INSURANCE CONTRACTS	12 Months Ended
Dec. 31, 2022
Insurance Contracts [Abstract]
INSURANCE CONTRACTS	INSURANCE CONTRACTS
The partnership's residential mortgage insurance business is party to residential mortgage insurance contracts in the normal course of business. Refer to Note 2(x) above for additional information on the partnership's accounting policy for insurance contracts and the impact of the IFRS 17 adoption.
The following table shows the reconciliation from the opening to the closing balances of the insurance liabilities related to the partnership’s insurance contracts from its residential mortgage insurer for the year ended December 31, 2022, measured based on the guidance of IFRS 17.

(US$ MILLIONS)	Estimates of present value of future cash flows	Risk adjustment	Contractual service margin	Total
Insurance liabilities, as at January 1, 2022	$415	$616	$956	$1,987
Change during period:
Changes that relate to current service:
Contractual service margin recognized for services provided	—	—	(310)	(310)
Change in risk adjustment recognized for the risk expired	—	(90)	—	(90)
Experience adjustments	(43)	—	—	(43)
Changes that relate to future service:
Contracts initially recognized in the period	(456)	169	287	—
Changes in estimates that adjust the contractual service margin	(48)	(33)	81	—
Changes that relate to past services:
Adjustments to liabilities for incurred claims	10	—	—	10
Insurance finance income/(expenses)	(24)	(37)	22	(39)
Foreign currency translation	(21)	(40)	(71)	(132)
	$(582)	$(31)	$9	$(604)
Cash flows:
Premiums received	$635	$—	$—	$635
Claims and other insurance service expenses paid	(41)	—	—	(41)
Insurance acquisition cash flows	(75)	—	—	(75)
Insurance liabilities, as at December 31, 2022	$352	$585	$965	$1,902
The following summarizes the balances related to the partnership’s insurance contracts from its residential mortgage insurance business as at December 31, 2021 and 2020, measured based on the guidance of IFRS 4:
(a)    Premiums and unearned premiums reserve
    The following table presents movement in the unearned premiums reserve:

(US$ MILLIONS)	2021	2020
Unearned premiums reserve, beginning of year	$1,889	$1,625
Premiums written during the year	967	744
Premiums earned during the year	(639)	(521)
Foreign currency translation	11	41
Unearned premiums reserve, end of year	$2,228	$1,889
    Key methodologies and assumptions
    Premiums written are recognized as premiums earned using a factor-based premium recognition curve that is based on expected loss emergence pattern. Approximately 80% of the mortgage insurance premiums written are recognized as premiums earned within the first five years of policy inception based on the current premium recognition curve.
    An appointed actuary performs a liability adequacy test on the unearned premiums reserve using a dynamic regression model. The purpose of the test is to ensure the unearned premiums liability at year end is sufficient to pay for future claims and expenses that may arise from unexpired insurance contracts. The liability adequacy test for the year ended December 31, 2021 and 2020 identified a surplus in the unearned premiums reserve and thus no premium deficiency reserve is required at this reporting date.
(b)    Losses on claims and loss reserves
    The carrying value of loss reserves reflects the present value of expected claims expenses and provisions for adverse deviation and is considered to be an indicator of fair value.
    Loss reserves comprise the following:

(US$ MILLIONS)	2021	2020
Case reserves	$54	$78
Incurred but not reported reserves	13	53
Discounting	(1)	(1)
Provisions for adverse deviation	5	14
Total loss reserves	$71	$144
    The following table presents movement in loss reserves and the impact on losses on claims:

(US$ MILLIONS)	2021	2020
Loss reserves, beginning of year	$144	$105
Claims paid during the year	(48)	(50)
Changes in loss reserves related to the current year	44	85
Favorable development on losses on claims related to prior years	(71)	—
Foreign currency translation	2	4
Loss reserves, end of year	$71	$144